UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  July 31, 2008

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		28

FORM 13F Information Table Value Total:	$22,875,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1786    28445 SH       SOLE                    28445
ASML Holding N V ADR           COM              N07059111     1165    47757 SH       SOLE                    47757
Amdocs                         COM              G02602103      607    20625 SH       SOLE                    20625
BJ's Restaurants Inc.          COM              09180C106      240    24683 SH       SOLE                    24683
Bio Reference Lab              COM              09057G602     1335    59827 SH       SOLE                    59827
Biovail Corporation            COM              09067J109      578    59850 SH       SOLE                    59850
Blue Earth Refineries          COM              G11999102      348   115907 SH       SOLE                   115907
CR Bard                        COM              067383109      987    11226 SH       SOLE                    11226
China Medical Technology ADS   COM              169483104     2091    42337 SH       SOLE                    42337
Fuelnation, Inc.               COM              359528205        8   396780 SH       SOLE                   396780
General Electric               COM              369604103      488    18269 SH       SOLE                    18269
Helen of Troy Limited          COM              G4388N106      367    22758 SH       SOLE                    22758
Intel Corp.                    COM              458140100      884    41136 SH       SOLE                    41136
KHD Humboldt Wedag Inter'l Ltd COM              482462108     1799    57052 SH       SOLE                    57052
KV Pharmaceutical Cl A         COM              482740206     1516    78415 SH       SOLE                    78415
L3 Communications Hldg         COM              502424104      991    10908 SH       SOLE                    10908
Mass Financial Corp. Class A   COM              P64605101     1344   274336 SH       SOLE                   274336
Mattson Technology             COM              577223100      453    95151 SH       SOLE                    95151
Monro Muffler Brake            COM              610236101      240    15469 SH       SOLE                    15469
Mymetics Corp                  COM              62856A102      109   545625 SH       SOLE                   545625
NII Holdings                   COM              62913F201     1202    25312 SH       SOLE                    25312
O2 Micro                       COM              67107W100      975   146691 SH       SOLE                   146691
QUALCOMM                       COM              747525103      539    12139 SH       SOLE                    12139
SWA REIT                       COM              P85441114       55    96320 SH       SOLE                    96320
Scientific Games               COM              80874P109     1462    49373 SH       SOLE                    49373
Semitool Inc.                  COM              816909105      539    71810 SH       SOLE                    71810
Sigma Design                   COM              826565103      251    18056 SH       SOLE                    18056
Staples Inc.                   COM              855030102      516    21721 SH       SOLE                    21721